Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Founder Shares and upon conversion of the Working Capital Loans), were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon consummation of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, in accordance with the letter agreement the Company’s initial shareholders entered into and (ii) in the case of the Private Placement Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters fully exercised the over-allotment option on February 2, 2021.

The underwriters were entitled to an underwriting discount of $0.20 per Unit, or approximately $5.8 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $10.1 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On September 21, 2023, Gold Sachs & Co. LLC waived its entitlement to the payment of $10,062,500 deferred underwriting fee in connection with its role as underwriter in the Company’s IPO, in respect to any Business Combination.

Consulting Agreement

On March 13, 2023, the Company entered into an agreement for advisory services in which the advisor assisted the Company as its financial advisor to meet current exchange listing requirements for NYSE American. In consideration of the Services, the Company shall pay IB CAP a fee of $100,000 and 350,000 founder shares of the Company. The $100,000 will be payable upon signing of the Engagement Letter and the shares will be delivered once evidence is provided that the Services have been completed. The Company agrees that the founder shares to be allocated to IB CAP are not subject to forfeiture and will not be subject to forfeiture in the future.

The allocation of the Founder Shares to the advisor is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Company estimated the aggregate fair value of the 350,000 founders shares attributable to the advisor to be $1,701,444 or $4.86 per share. The Founder Shares were granted subject to a performance condition (i.e., the listing on NYSE American). Compensation expense related to the Founder Shares is recognized only when the performance condition is met under the applicable accounting literature in this circumstance. As of March 31, 2023, the performance condition had been met and therefore, $1,701,444 of stock-based compensation expenses has been recognized in the accompanying condensed consolidated statement of operations as of March 31, 2023.

The fair value of the founders shares was based on the following significant inputs:

March 21, 2023
Share price at grant date	$10.15
Risk-free interest rate	4.62%
Remaining life of SPAC (assuming the Extended Date)	0.37
Share price in no De-SPAC scenario	$10.39
Probability of transaction	50%
Discount rate	5%

Advisory Agreement

On March 22, 2023, the Company entered into an agreement for advisory services in which the advisor will act as the Company’s capital markets advisor in connection with capital or debt raising transaction that will be consummated prior to the Company’s initial business combination transaction with the Target (“Offering” or “Transaction”).

The Company shall pay the advisor in connection with the engagement, if (and only if) the Company consummates a Transaction with Target, the Company shall pay the advisor (i) an advisory fee equal to $2,000,000 in U.S. dollars simultaneously with the closing of the Transaction (the “Advisory Fee”); provided, however, up to $500,000 of the Advisory Fee may be paid by (or on behalf) of the Company in the form of up to 50,000 shares of common stock or equivalent equity (the “Deferred Shares”) of the publicly listed ultimate surviving parent company of the Transaction (the “Post-Closing Company”) which Deferred Shares be valued at $10.00 per shar and shall be issued at the closing of the Transaction if Client delivers a written notice to the advisor that it elects to deliver and (ii) a transaction fee in connection with any Offering of an amount equal to (A) 2.0% of the gross proceeds raised from investors and received by the Company or Target simultaneously with or before the closing of the Offering plus (B) 2.0% of the gross proceeds released from the Trust Account with respect to any stockholder of the Company that (x) entered into a non-redemption or other similar agreement or (y) did not redeem shares of Client’s securities (the “Offering Fee”, and together with the Advisory Fee, the “Transaction Fee”). The Transaction Fee and each of its components, other than the Deferred Shares (if elected by Client), shall be payable in U.S. dollars by Client and all components of the Transaction Fee shall be due to the advisor simultaneously with the closing of the Transaction.

In addition to the Transaction Fee, the Company may, in its sole discretion, pay to the advisor a discretionary fee in an amount equal to $500,000.00, payable upon the closing of the Transaction, if the Company determines in its sole discretion and judgment that the performance of the advisor in connection the Transaction warrants such additional fee.

Agreement and Plan of Merger

On July 21, 2023, the Company (including the successor after the Domestication (as defined below), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with BLUA Merger Sub LLC, a Texas limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”), and Spinal Stabilization Technologies, LLC, a Texas limited liability company (“SST”). Pursuant to the Merger Agreement, (i) the Company will domesticate from a Cayman Islands exempted company to a Delaware corporation (the “Domestication”) and (ii) on the Closing Date, following the Domestication, Merger Sub will merge with and into SST (the “Merger” and together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Business Combination”) with SST continuing as the surviving entity of the Merger and a subsidiary of the Company (the “Surviving Company”). The Company following the Business Combination is also referred to as “Surviving Pubco.”

Following the consummation of the Business Combination, the combined company will be organized in an “Up-C” structure. The combined company’s business will continue to operate through the Surviving Company and its subsidiaries and the Surviving Pubco’s sole direct asset will be the equity interests of the Surviving Company held by it.

The Domestication

Prior to the Closing (as defined below), upon the terms and subject to the conditions of the Merger Agreement, the Company will domesticate as a Delaware corporation in accordance with the Delaware General Corporation Law and the Cayman Islands Companies Law (the “Domestication”).

In connection with the Domestication, each issued and outstanding Class A ordinary share and Class B ordinary share of the Company will convert into one share of Class A common stock of Surviving Pubco, and each issued and outstanding warrant to purchase Class A ordinary shares of the Company will be exercisable by its terms to purchase an equal number of shares of Class A common stock of Surviving Pubco.

Merger Consideration

At the effective time of the Merger (the “Effective Time”), by virtue of the Merger and without any action on the part of the Company, SST or any holder of SST membership units immediately prior to the Effective Time (the “Holders”), each SST membership unit that is issued and outstanding immediately prior to the Effective Time shall automatically be converted into and become the right to receive the portion of the shares of Surviving Company Class A Membership Units and Surviving Pubco Class V Common Stock representing, in the aggregate, the Merger Consideration (with each Holder receiving a number of Surviving Company Class A Membership Units and a corresponding number of Surviving PubCo Class V Common Stock equal to the quotient of (a) the amount of cash that the Holder would have received had SST sold all of its assets and made a final liquidating distribution of cash to the Holders in an amount equal to $240,000,000 in accordance with Section 5.4 of SST’s operating agreement, divided by (b) $10.00), in each case, as more particularly set forth on an allocation statement to be delivered by SST to the Company in connection with the consummation of the transactions contemplated by the Merger Agreement (the “Closing”). For purposes of the Merger Agreement, the “Merger Consideration” means a number of Surviving Company Class A Membership Units equal to the quotient determined by dividing $240,000,000 by $10.00 and an equal number of shares of Surviving Pubco Class V Common Stock.

For additional information, refer to BlueRiver’s Current Report on Form 8-K, as filed with the SEC on July 24, 2023.

Non-Redemption Agreement

On January 25, 2023, the Company and the Sponsor, entered into a non-redemption agreement (“Non-Redemption Agreement”) with one or more unaffiliated third party or parties in exchange for such third party or third parties agreeing not to redeem an aggregate of 200,000 shares of the Company sold in its initial public offering (“Non-Redeemed Shares”) at the special meeting called by the Company (the “Special Meeting”) to approve an extension of time for the Company to consummate an initial business combination (the “Extension Proposal”) from February 2, 2023 to August 2, 2023 (the “Extension”). In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to such third party or third parties an aggregate of 50,000 shares of the Company held by the Sponsor immediately following consummation of an initial business combination if they continue to hold such Non-Redeemed Shares through the Special Meeting. The Non-Redemption Agreements are not expected to increase the likelihood that the Extension Proposal is approved by Company shareholders but will increase the amount of funds that remain in the Company’s trust account following the Special Meeting.

On July 25, 2023, the Company and the Sponsor, entered into a non-redemption agreement (“Non-Redemption Agreement”) with one or more unaffiliated third party or parties in exchange for such third party or third parties agreeing not to redeem an aggregate of 200,000 shares of the Company sold in its initial public offering (“Non-Redeemed Shares”) at the special meeting called by the Company (the “Second Special Meeting”) to approve an extension of time for the Company to consummate an initial business combination (the “Second Extension Proposal”) from August 2, 2023 to February 2, 2024 (the “Second Extension”). In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to such third party or third parties an aggregate of 40,000 shares of the Company held by the Sponsor immediately following consummation of an initial business combination if they continue to hold such Non-Redeemed Shares through the Second Special Meeting. The Non-Redemption Agreements are not expected to increase the likelihood that the Second Extension Proposal is approved by Company shareholders but will increase the amount of funds that remain in the Company’s trust account following the Second Special Meeting.

Second Special Meeting

On August 2, 2023, the Company held the Second Special Meeting at which the shareholders voted to extend the time the Company has to consummate an initial business combination from August 2, 2023 to February 2, 2024.

Note 5 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Founder Shares and upon conversion of the Working Capital Loans), were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon consummation of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, in accordance with the letter agreement the Company’s initial shareholders entered into and (ii) in the case of the Private Placement Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters fully exercised the over-allotment option on February 2, 2021.

The underwriters were entitled to an underwriting discount of $0.20 per Unit, or approximately $5.8 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $10.1 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.